Share capital and reserves- Authorized and issued (Details) - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 08, 2021
Share capital and reserves
Number of shares issued	1,998,848	1,670,071	1,443,293	362,333